Patient Service Revenue (Tables)	3 Months Ended
Mar. 31, 2014
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the three months ended March 31,
	2014	2013

Medicare ESRD program	$1,094,338	$1,055,056
Private/alternative payors	947,477	914,397
Medicaid and other government sources	109,486	91,026
Hospitals	112,701	106,931
Total patient service revenue	$2,264,002	$2,167,410